INTANGIBLE ASSETS (Tables)	6 Months Ended
Apr. 30, 2024
INTANGIBLE ASSETS
Summary of intangible assets

	Useful Life	April 30, 2024
Regulatory licenses	10 Years	$1,797,109
Less: accumulated amortization		(30,148)
		$1,766,961

Summary of amortization of intangible assets attributable to future periods

For the twelve-month period ending April 30:	Amortization amount
2025	$179,711
2026	179,711
2027	179,711
2028	179,711
2029 and thereafter	1,048,117
$1,766,961